Fair Value Measurements (Details) - Schedule of changes Level 3 liabilities - ALVARIUM TIEDEMANN HOLDINGS, INC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes Level 3 Fair Value Liabilities [Line Items]
Fair Value at January 1, 2021	$ 10,328,609	$ 0
Initial fair value of public and private warrants		27,004,700
Transfer of public warrants to Level 1		(15,007,500)
Change in fair value	(5,679,719)	(1,668,591)
Fair Value at December 31, 2021	$ 4,648,890	$ 10,328,609